UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	February 11, 2003
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	59

Form 13F Information Table Value Total:	$230233



List of Other Included Managers:		None
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                                                  KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                          January 31, 2004
                                                          Voting Authority
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                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579Y101      633     8000 SH       Sole                     8000
AT&T Corp Wireless             COM              00209A106     7152   647232 SH       Sole                   647232
American International         COM              026874107     8260   118935 SH       Sole                   118935
Amgen                          COM              031162100     2677    41400 SH       Sole                    41400
Arrow Electronics, Inc.        COM              042735100     3409   127400 SH       Sole                   127400
Avnet Inc                      COM              053807103      393    14900 SH       Sole                    14900
Bank One Corp                  COM              06423A103     4808    95000 SH       Sole                    95000
BankAmerica Corp               COM              060505104     6688    82102 SH       Sole                    82102
Burlington Resources           COM              122014103     2617    47800 SH       Sole                    47800
CVS Corporation                COM              126650100     5365   150200 SH       Sole                   150200
Cendant Corp                   COM              151313103     3814   168400 SH       Sole                   168400
ChevronTexaco Corp             COM              166764100     7876    91210 SH       Sole                    91210
Choicepoint Inc                COM              170388102     2214    57497 SH       Sole                    57497
Cisco Systems                  COM              17275R102     7619   296340 SH       Sole                   296340
Citigroup Inc                  COM              172967101     8506   171899 SH       Sole                   171899
Colgate-Palmolive Co           COM              194162103     2071    40400 SH       Sole                    40400
Dell Inc.                      COM              24702R101     3030    90600 SH       Sole                    90600
Devon Energy Corp              COM              25179M103     2061    36500 SH       Sole                    36500
Duke Energy Corp               COM              264399106     3025   139200 SH       Sole                   139200
E M C Corp                     COM              268648102     4900   349000 SH       Sole                   349000
Eastman Kodak Company          COM              277461109     1609    56650 SH       Sole                    56650
El Paso Corporation            COM              28336L109     2082   244900 SH       Sole                   244900
Ensco Intl Inc                 COM              26874Q100     2685    94200 SH       Sole                    94200
Exxon Mobil Corp               COM              30231G102     8271   202776 SH       Sole                   202776
Federated Dept Stores          COM              31410H101     4720    99400 SH       Sole                    99400
First Data Corp                COM              319963104     5275   134700 SH       Sole                   134700
Flextronics Intl Ltd           COM              Y2573F102     3322   175500 SH       Sole                   175500
General Motors Corp            COM              370442105     3374    67907 SH       Sole                    67907
Intel Corp                     COM              458140100     5402   177000 SH       Sole                   177000
International Paper            COM              460146103     7558   178800 SH       Sole                   178800
Intl Business Machines         COM              459200101     4500    45350 SH       Sole                    45350
J P Morgan & Co. Inc/Chase     COM              46625H100     4702   120900 SH       Sole                   120900
Johnson & Johnson              COM              478160104     4295    80400 SH       Sole                    80400
Kimberly-Clark                 COM              494368103     1618    27404 SH       Sole                    27404
L-3 Communications             COM              502424104     2801    52400 SH       Sole                    52400
Lockheed Martin Corp.          COM              539830109     2932    60300 SH       Sole                    60300
Mc Donalds Corporation         COM              580135101     3557   138200 SH       Sole                   138200
Merrill Lynch & Co Inc         COM              590188108     2134    36300 SH       Sole                    36300
Microsoft Corp                 COM              594918104     4117   148900 SH       Sole                   148900
Morgan Stanley                 COM              617446448     3219    55300 SH       Sole                    55300
Nike Inc CL B                  COM              654106103     2577    37000 SH       Sole                    37000
Nokia Corp ADR                 COM              654902204     4244   205400 SH       Sole                   205400
Northern Trust Corp            COM              665859104     1229    25900 SH       Sole                    25900
Oracle Corp                    COM              68389X105     2078   149900 SH       Sole                   149900
PNC Financial Svcs Group       COM              693475105     1356    24000 SH       Sole                    24000
Pepsico Inc                    COM              713448108     2661    56300 SH       Sole                    56300
Pfizer Inc                     COM              717081103     7560   206385 SH       Sole                   206385
Procter Gamble Co              COM              742718109     6439    63700 SH       Sole                    63700
Sears Roebuck & Company        COM              812387108     3872    87500 SH       Sole                    87500
State Street Corp              COM              857477103     3333    61900 SH       Sole                    61900
Target Corp                    COM              87612e106     6222   163900 SH       Sole                   163900
Texas Instruments Inc          COM              882508104     4571   145800 SH       Sole                   145800
Time Warner Inc                COM              887317105     3706   210900 SH       Sole                   210900
Transocean Sedco Forex         COM              G90078109      930    34533 SH       Sole                    34533
United Parcel Service          COM              911312106     2053    28800 SH       Sole                    28800
United Technologies Corp       COM              913017109     6868    71890 SH       Sole                    71890
Verisign Inc                   COM              92343E102     1381    79000 SH       Sole                    79000
Viacom Inc CL B                COM              925524308     2519    62500 SH       Sole                    62500
Wal-Mart Stores                COM              931142103     1346    25000 SH       Sole                    25000
REPORT SUMMARY                 59 DATA RECORDS              230233            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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